Long-term debt and interest and other costs - Principal Repayments and Other Borrowing Arrangements (Detail) € in Millions	Dec. 31, 2021 EUR (€)
Debt Disclosure [Abstract]
2022	€ 508.6
2023	755.9
2024	4.5
2025	4.5
2026	1,004.5
Thereafter	2,263.6
Total debt maturities	€ 4,541.6